Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of operating and financing leases

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2024	$171,074	$19,515	$190,589
2025	130,759	19,515	150,275
2026	8,179	17,889	26,068
2027	—	—	—
Total future minimum lease payments	310,013	56,918	366,931
Less: Imputed interest	(22,678)	(6,302)	(28,981)
Present value of lease liabilities	$287,334	$50,616	$337,950
Remaining lease term (in years)	1.84	2.92